Related party transactions - Transactions between associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income statement items
Sales	£ 11	£ 8	£ 9
Purchases	31	23	29
Balance sheet items
Group payables	2	5	2
Group receivables	2	1	1
Loans payable	0	9	6
Loans receivable	175	108	82
Cash flow items
Loans and equity contributions, net	£ 66	£ 38	£ 47